UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04014

Meridian Fund, Inc.®

(Exact name of registrant as specified in charter)

60 E. Sir Francis Drake Boulevard

Suite 306

Larkspur, CA 94939

(Address of principal executive offices) (Zip code)

Gregg B. Keeling

60 E. Sir Francis Drake Boulevard

Suite 306

Larkspur, CA 94939

(Name and address of agent for service)

registrant’s telephone number, including area code: 415-461-8770

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

MERIDIAN FUND, INC.

January 14, 2013

To Our Shareholders:

Stocks were mixed in the quarter ended December 31, 2012 as declines during the fall were largely erased by a year-end rally that preserved strong gains for the markets in 2012. Ongoing US fiscal issues, highlighted by the presidential elections, weighed on the market early in the quarter. Despite little or no resolution to these structural issues, the markets staged an impressive post-election comeback helped by continued gradual improvement in economic indicators at home, ongoing commitment to low interest rates and liquidity by the Federal Reserve, signs of economic improvement in China and a lack of bad news coming out of Europe. For the quarter, the S&P 500 declined 1.0%, the NASDAQ lost 3.1% and the Russell 2000, which includes smaller companies, gained 1.4%. The quarter’s best performing sectors included financials, industrials and consumer cyclicals. Technology, energy and utilities were among the worst performing groups. The yield on the ten-year Treasury bond ticked up from 1.66% to 1.78% during the quarter, reflecting modestly improving economic indicators.

GDP grew at 3.1% during the third quarter of 2012, a meaningful acceleration from 1.3% in the second quarter. The acceleration was driven primarily by upturns in private inventory investment and government spending, combined with improving fixed residential investment. A downturn in nonresidential fixed investment and exports offset this. Many signs point to continued gradual economic growth, though the risks to the economy persist. Debt and spending concerns are unlikely to fade from view as politicians continue to use stopgap measures to delay resolution to these issues. European economies continue to be vulnerable. Historically high corporate profit margins may be difficult to sustain and could act as a headwind to earnings growth. On the positive side, interest rates remain low and the growth in domestic energy supply, if harvested intelligently, should have wide-ranging short and long term benefits to the US economy. Internationally, the Chinese economy is showing early signs of rebound. Meanwhile, European government bond yields have declined meaningfully which, at least for the time being, could give those governments some breathing room.

History clearly shows that long-term investment results are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

Jamie England

William Tao

Larry Cordisco

Jim O’Connor

Meridian Equity Income Fund ® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at December 31, 2012 was $10.82. This represents an increase of 8.6% for the calendar year. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 44.2% and 4.7%, respectively. At the close of the quarter, total net assets were $25,247,856 and were invested 5.3% in cash and other assets net of liabilities and 94.7% in stocks. On December 18, 2012, the Equity Income Fund paid an income dividend of $0.28 per share. At the close of the quarter there were 446 shareholders in the Equity Income Fund.

The Fund continues to invest in companies that we believe have the potential for capital appreciation and the ability to grow dividends. The Fund is diversified, with 47 holdings representing 42 different industry groups. At the end of the quarter ended December 31, 2012, the portfolio’s average holding had a five-year average return on equity of 19.3% and an average dividend yield of 3.7%, both measures substantially higher than the average S&P 500 stock, with an average market capitalization of $37.6 billion and an average debt to capital ratio of 36.0%.

During the quarter we purchased shares of Air Products, The Cato Corporation, Dr. Pepper Snapple Group, Hawaiian Electric and Koninklijke Phillips. We sold our shares in Coca-Cola, Integrys, International Paper, Nucor, Sonoco Products, Time Warner and Wal-Mart.

RPM International is a leading specialty chemical company that makes products such as paints, protective coatings, sealants and adhesives for both industrial and consumer markets. The company owns category leading brands such as Rust-Oleum and DAP, and sales are historically resilient as maintenance, repair and redecoration represent over 80% of sales. We believe RPM should continue to generate solid mid-single digit growth through market share gains, new product introductions, and continued expansion into emerging markets. RPM seeks to supplement its internal growth with acquisitions of leading niche or geographically focused businesses that can grow more rapidly when put through RPM’s robust commercial organization. RPM maintains conservative financial leverage and generates a return on equity in the high teens. In our opinion, future dividend increases appear likely as the company’s dividend payout is less than half of forward earnings and RPM has increased the dividend for 39 straight years. With a 2.9% dividend yield and solid growth prospects, we believe RPM represents an attractive investment.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at December 31, 2012 was $39.78. This represents an increase of 12.3% for the calendar year. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,698.1% and 12.4%, respectively. At the close of the quarter, total net assets were $2,021,839,567 and were invested 6.0% in cash, cash equivalents and other assets net of liabilities and 94.0% in stocks. On December 18, 2012, the Growth Fund paid an income dividend of $0.15 per share and a long term capital gain distribution of $6.88 per share. At the close of the quarter there were 83,118 shareholders in the Growth Fund.

We continue to follow the investment strategy that has served the Fund well for the past 28 years. Our portfolio remains diversified in mid-sized growth companies which, in our opinion, are predominantly market leaders, having strong returns on capital, solid growth prospects and that sell at reasonable valuations. The Fund is invested in 53 positions representing 29 industry groups along with Treasury Bills. Our heaviest areas of concentration remain the consumer and technology sectors.

During the quarter, we purchased shares of Life Technologies, Sally Beauty Holdings and Xylem. We sold our positions in Arcos Dorados, Blackbaud, CarMax, CVB Financial, Open Text Corporation and Waste Connections.

Trimble Navigation offers GPS-enabled advanced positioning technologies that help users track physical assets and industry specific software solutions that collect and analyze data to help improve worker productivity. The company’s solutions are used in the construction, agriculture, and commercial fleet industries. The company is the global leader in most of the major segment it competes in. Long term industry growth is driven by the relatively low global penetration rate of positioning related solutions and the strong value proposition they provide by helping customers lower their operating costs and become more productive. Trimble has further expanded its addressable markets in recent years as it expands into adjacent software solutions that are complementary to the core positioning products. Over the next few years, revenue and earnings are expected to continue growing in double digits. In our opinion, the stock sells at a reasonable valuation given the company’s balance sheet, financial returns and long-term growth prospects.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at December 31, 2012 was $32.86. This represents an increase of 17.4% for the calendar year. The Fund’s total return and average annual compound rate of return since June 30, 1995 were 828.9% and 13.6%, respectively. The comparable period returns for the S&P 500 with dividends were 260.1% and 7.6%, respectively. At the close of the quarter, total net assets were $665,457,701 and were invested 6.9% in cash, cash equivalents and other assets net of liabilities and 93.1% in stocks. On December 18, 2012, the Value Fund paid an income dividend of $0.11 per share. At the close of the quarter there were 30,810 shareholders in the Value Fund.

We continue to seek out-of-favor companies, typically having experienced an extended period of declining earnings. In recent years, most earnings problems have been related to poor economic conditions. With some stability in the economy, albeit tenuous, we now see more companies that meet our strategy for company-specific reasons. These investments are the traditional strength and point of differentiation of the Meridian Value Fund. We are gradually shifting the portfolio to more of these investments and believe that this should bode well for a return to the Fund’s historically strong performance levels. The Fund is invested in 56 positions, representing 34 industry groups along with Treasury Bills. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Air Products, Arthur J. Gallagher, Corning, Cree, Energen, Linear Technology and Xylem. We sold our positions in Apache, Heartland Payment Systems, KBW and Wells Fargo.

Flowserve is a leading manufacturer of pumps, valves and seals found in a variety of end-markets such as oil & gas, power generation and chemicals. The company holds leading market positions across various geographies, product segments and end-markets. It is also ahead of the competition with aftermarket service centers located throughout the world, providing it with deeper customer relationships and steadier demand for higher margin replacement and repair business. Flowserve’s late cycle markets have bottomed and pricing on new projects is beginning to improve as excess capacity gets absorbed. Additionally, the company should, in our opinion, benefit from the build-out of emerging market infrastructure and domestic opportunities such as new chemical plants and pipeline expansions brought on by abundant natural gas. Flowserve maintains modest financial leverage and generates returns on equity of 20%. We believe the company is attractively valued at 12x our $13 per share estimate of potential earnings power.

Miscellaneous

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings and other information regarding the Meridian Funds.

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (US) Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of December 31, 2012 and are subject to change without notice.

Meridian Equity Income Fund

Summary of Portfolio Holdings

December 31, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Health Care Products	4.7%	$1,188,976
Retail	4.0	1,006,465
Semiconductors	3.6	915,343
Energy	3.6	898,858
Software & Services	3.5	895,301
Chemicals-Specialty	2.6	645,920
Household-Home Furnishings	2.5	621,297
Leisure & Amusement	2.4	599,351
Consumer Products-Household	2.4	595,231
Food	2.4	593,385
Industrial Machinery	2.3	582,108
Retail-Drug Store	2.3	569,954
Electrical Components & Equipment	2.2	566,672
Asset Management & Custody Banks	2.2	558,117
Pharmaceuticals	2.2	552,738
Food Distributors	2.2	544,552
Aerospace & Defense	2.1	535,282
Electronic Equipment Manufacturing	2.1	532,935
Soft Drinks	2.1	530,160
Telecommunication Services-Integrated	2.1	528,573
Industrial Conglomerates	2.0	512,522
Construction & Engineering	2.0	512,520
Data Processing & Outsourced Services	2.0	510,696
Media	2.0	509,860
Brewers	2.0	509,201
Tobacco	2.0	503,375
Utilities	2.0	502,800
Air Freight & Logistics	2.0	502,470
Distribution & Wholesale	2.0	494,970
Banking-Commercial	1.9	488,955
Banking-Regional Banks	1.9	488,430
Metals	1.9	487,620

Meridian Equity Income Fund

Summary of Portfolio Holdings (continued)

December 31, 2012 (Unaudited)

Diversified Financial Services	1.9%	$475,904
Diversified Operations	1.8	464,450
REITs-Diversified	1.8	461,652
Oil & Gas-Storage & Transportation	1.8	449,032
Restaurants	1.8	446,784
Packaging	1.7	440,550
Chemicals-Diversified	1.7	439,807
Insurance Brokers	1.7	420,534
Railroads	1.7	420,512
Computer Hardware	1.6	404,052
Cash & Other Assets, Less Liabilities	5.3	1,339,942

	100.0%	$25,247,856

Meridian Growth Fund

Summary of Portfolio Holdings

December 31, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Retail	15.3%	$309,762,305
Tech-Software	7.4	148,798,494
Energy	7.1	144,258,552
Technology	5.9	119,768,176
Brokerage & Money Management	4.7	94,277,550
Banking-Commercial	4.5	90,174,950
Health Care Products	4.0	81,765,650
Cellular Communications	3.4	68,037,160
Insurance Brokers	3.2	64,515,640
Distribution & Wholesale	2.9	58,883,179
Automotive Wholesale Services	2.7	54,395,800
Building Products	2.7	54,175,680
Health Care Technology	2.7	53,841,232
U.S. Government Obligations	2.5	49,996,617
Industrial Conglomerates	2.4	48,449,040
Electronic Equipment Manufacturing	2.3	47,150,350
Flooring & Carpets	2.3	45,683,279
Industrial	2.2	45,410,307
Health Care Information Services	2.1	43,486,164
Real Estate Management & Services	2.1	41,970,000
Consumer Services	2.0	40,958,188
Environmental Facilities & Services	1.6	32,747,097
Trucking	1.6	32,171,748
Leisure & Amusement	1.6	31,451,700
Furniture & Fixtures	1.5	31,344,422
Air Freight & Logistics	1.5	29,741,600
Pharmaceuticals	1.2	25,352,111
Industrial Services	1.2	23,975,557
Restaurants	1.0	20,434,680
Chemicals-Specialty	0.9	18,728,744
Cash & Other Assets, Less Liabilities	3.5	70,133,595

	100.0%	$2,021,839,567

Meridian Value Fund

Summary of Portfolio Holdings

December 31, 2012 (Unaudited)

Portfolio Holdings by Category (% of total net assets)

Technology	9.0%	$59,957,033
Leisure & Amusement	6.9	46,218,726
Industrial	6.5	43,222,615
Diversified Financial Services	6.0	40,259,032
Retail	5.5	36,755,300
Energy	4.0	26,949,250
Railroads	3.9	26,083,036
Automotive Wholesale Services	3.3	22,087,480
Industrial Services	3.1	20,437,773
Apparel	3.0	19,876,766
Semiconductors	2.9	19,274,118
Food	2.9	19,207,321
Utilities	2.6	17,582,288
Office Services & Supplies	2.3	15,058,680
U.S. Government Obligations	2.3	14,998,950
Health Care Products	2.2	14,481,864
Agriculture	2.2	14,396,265
Metals	2.1	14,117,760
Consulting Services	2.1	14,004,933
Health Care Services	1.9	12,797,360
Real Estate	1.8	12,076,944
Transportation	1.8	12,065,832
Home Improvement Retail	1.8	11,690,320
Household Appliances	1.7	11,079,966
Tech-Software	1.6	10,638,350
Diversified Operations	1.6	10,631,924
Banking-Commercial	1.6	10,280,832
Aerospace & Defense	1.4	9,561,888
Insurance	1.3	8,731,800
Storage	1.3	8,527,802
Business Services	1.3	8,425,400
Restaurants	1.1	7,361,968
Industrial Conglomerates	1.0	6,830,826
Pharmaceuticals	1.0	6,471,450
Air Freight & Logistics	0.4	2,412,000
Cash & Other Assets, Less Liabilities	4.6	30,903,849

	100.0%	$665,457,701

Meridian Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period July 1, 2012 to December 31, 2012

We believe it is important for you to understand the impact of fees and expenses on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which generally include costs for portfolio management and administrative services, and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the portfolio. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period and assume reinvestment of all dividends and distributions.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expense Ratio(1)		Expenses Paid During Period(2)
Actual Fund Return
(See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,036.30	1.25	%(4)	$6.42
Meridian Growth Fund	$1,000.00	$1,037.30	0.88%		$4.52
Meridian Value Fund	$1,000.00	$1,077.50	1.17%		$6.13
Hypothetical 5% Return(3)
(See explanation below)
Meridian Equity Income Fund	$1,000.00	$1,018.90	1.25	%(4)	$6.36
Meridian Growth Fund.	$1,000.00	$1,020.77	0.88%		$4.48
Meridian Value Fund	$1,000.00	$1,019.31	1.17%		$5.96

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 365.
(3)	Before expenses.
(4)	See note 2 to Financial Statements.

Meridian Fund, Inc.

Disclosure of Fund Expenses (Unaudited) (continued)

For the Six Month Period July 1, 2012 to December 31, 2012

The table above illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this 5% Return hypothetical example with the 5% Return hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as short-term redemption and exchange fees or sales and service charges you may pay third party broker/dealers. Had these transactional costs been included, your costs would have been higher. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Meridian Equity Income Fund

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

AEROSPACE & DEFENSE - 2.1%
Lockheed Martin Corp.	5,800	$535,282

AIR FREIGHT & LOGISTICS - 2.0%
United Parcel Service, Inc. Class B	6,815	502,470

ASSET MANAGEMENT & CUSTODY BANKS - 2.2%
BlackRock, Inc.	2,700	558,117

BANKING-COMMERCIAL - 1.9%
Bank of Hawaii Corp.	11,100	488,955

BANKING-REGIONAL BANKS - 1.9%
Cullen/Frost Bankers, Inc.	9,000	488,430

BREWERS - 2.0%
Molson Coors Brewing Co. Class B	11,900	509,201

CHEMICALS-DIVERSIFIED - 1.7%
EI du Pont de Nemours & Co.	9,780	439,807

CHEMICALS-SPECIALTY - 2.6%
RPM International, Inc.	22,000	645,920

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	13,200	404,052

CONSTRUCTION & ENGINEERING - 2.0%
Mine Safety Appliances Co.	12,000	512,520

	Shares	Value

CONSUMER PRODUCTS-HOUSEHOLD - 2.4%
Kimberly-Clark Corp.	7,050	$595,231

DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
Paychex, Inc.	16,400	510,696

DISTRIBUTION & WHOLESALE - 2.0%
Genuine Parts Co.	7,785	494,970

DIVERSIFIED FINANCIAL SERVICES - 1.9%
Broadridge Financial Solutions, Inc.	20,800	475,904

DIVERSIFIED OPERATIONS - 1.8%
Koninklijke Philips Electronics N.V. (Netherlands).	17,500	464,450

ELECTRICAL COMPONENTS & EQUIPMENT - 2.2%
Emerson Electric Co.	10,700	566,672

ELECTRONIC EQUIPMENT MANUFACTURING - 2.1%
Molex, Inc.	19,500	532,935

ENERGY - 3.6%
Chevron Corp.	4,700	508,258
Enbridge Energy Partners LP	14,000	390,600

		898,858

FOOD - 2.4%
Flowers Foods, Inc.	25,500	593,385

FOOD DISTRIBUTORS - 2.2%
SYSCO Corp.	17,200	544,552

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

HEALTH CARE PRODUCTS - 4.7%
Abbott Laboratories	9,400	$615,700
Baxter International, Inc.	8,600	573,276

		1,188,976

HOUSEHOLD-HOME FURNISHINGS - 2.5%
Leggett & Platt, Inc.	22,825	621,297

INDUSTRIAL CONGLOMERATES - 2.0%
Air Products & Chemicals, Inc.	6,100	512,522

INDUSTRIAL MACHINERY - 2.3%
Eaton Corp. Plc (Ireland)	10,740	582,108

INSURANCE BROKERS - 1.7%
Marsh & McLennan Cos., Inc.	12,200	420,534

LEISURE & AMUSEMENT - 2.4%
Carnival Corp.	16,300	599,351

MEDIA - 2.0%
Meredith Corp.	14,800	509,860

METALS - 1.9%
Newmont Mining Corp.	10,500	487,620

OIL & GAS-STORAGE & TRANSPORTATION - 1.8%
Spectra Energy Corp.	16,400	449,032

PACKAGING - 1.7%
Greif, Inc. Class A	9,900	440,550

PHARMACEUTICALS - 2.2%
Johnson & Johnson	7,885	552,738

	Shares	Value

RAILROADS - 1.7%
Norfolk Southern Corp.	6,800	$420,512

REITS-DIVERSIFIED - 1.8%
Digital Realty Trust, Inc.	6,800	461,652

RESTAURANTS - 1.8%
McDonald's Corp.	5,065	446,784

RETAIL - 4.0%
Hasbro, Inc.	13,900	499,010
Cato Corp. (The) Class A	18,500	507,455

		1,006,465

RETAIL-DRUG STORE - 2.3%
Walgreen Co.	15,400	569,954

SEMICONDUCTORS - 3.6%
Intel Corp.	18,100	373,403
Linear Technology Corp.	15,800	541,940

		915,343

SOFT DRINKS - 2.1%
Dr Pepper Snapple Group, Inc.	12,000	530,160

SOFTWARE & SERVICES - 3.5%
CA, Inc.	19,700	433,006
Microsoft Corp.	17,295	462,295

		895,301

TELECOMMUNICATION SERVICES-INTEGRATED - 2.1%
AT&T, Inc.	15,680	528,573

TOBACCO - 2.0%
Reynolds American, Inc.	12,150	503,375

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

UTILITIES - 2.0%
Hawaiian Electric Industries, Inc.	20,000	$502,800

TOTAL INVESTMENTS - 94.7% (Cost $21,727,427)		23,907,914

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,339,942

NET ASSETS - 100.0%		$25,247,856

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.0%

AIR FREIGHT & LOGISTICS - 1.5%
Expeditors International of Washington, Inc.	752,000	$29,741,600

AUTOMOTIVE WHOLESALE SERVICES - 2.7%
LKQ Corp.*	2,578,000	54,395,800

BANKING - COMMERCIAL - 4.5%
Bank of Hawaii Corp.	1,055,930	46,513,717
East West Bancorp, Inc.	2,031,700	43,661,233

		90,174,950

BROKERAGE & MONEY MANAGEMENT - 4.7%
Affiliated Managers Group, Inc.*	396,000	51,539,400
LPL Financial Holdings, Inc.	1,517,690	42,738,150

		94,277,550

BUILDING PRODUCTS - 2.7%
Valspar Corp.	868,200	54,175,680

CELLULAR COMMUNICATIONS - 3.4%
SBA Communications Corp. Class A*	958,000	68,037,160

CHEMICALS - SPECIALTY - 0.9%
RPM International, Inc.	637,900	18,728,744

CONSUMER SERVICES - 2.0%
Rollins, Inc.	1,858,357	40,958,188

DISTRIBUTION & WHOLESALE - 2.9%
Watsco, Inc.	534,630	40,043,787
World Fuel Services Corp.	457,600	18,839,392

		58,883,179

	Shares	Value

ELECTRONIC EQUIPMENT MANUFACTURING - 2.3%
AMETEK, Inc.	1,255,000	$47,150,350

ENERGY - 7.1%
Continental Resources, Inc.*	575,650	42,304,519
Core Laboratories NV (Netherlands)	273,165	29,859,666
FMC Technologies, Inc.*	642,945	27,537,334
Noble Energy, Inc.	437,950	44,557,033

		144,258,552

ENVIRONMENTAL FACILITIES & SERVICES - 1.6%
Stericycle, Inc.*	351,100	32,747,097

FLOORING & CARPETS - 2.3%
Mohawk Industries, Inc.*	504,955	45,683,279

FURNITURE & FIXTURES - 1.5%
Herman Miller, Inc.	1,463,325	31,344,422

HEALTH CARE INFORMATION SERVICES - 2.1%
Cerner Corp.*	560,100	43,486,164

HEALTH CARE PRODUCTS - 4.0%
DENTSPLY International, Inc.	1,288,000	51,017,680
Edwards Lifesciences Corp.*	341,000	30,747,970

		81,765,650

HEALTH CARE TECHNOLOGY - 2.7%
IDEXX Laboratories, Inc.*	379,000	35,171,200
Life Technologies Corp.*	380,400	18,670,032

		53,841,232

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

INDUSTRIAL - 2.2%
Woodward, Inc.	883,900	$33,703,107
Xylem, Inc.	432,000	11,707,200

		45,410,307

INDUSTRIAL CONGLOMERATES -2.4%
Pall Corp.	804,000	48,449,040

INDUSTRIAL SERVICES - 1.2%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,147,705	23,975,557

INSURANCE BROKERS - 3.2%
Brown & Brown, Inc.	2,534,000	64,515,640

LEISURE & AMUSEMENT - 1.6%
Royal Caribbean Cruises, Ltd.	925,050	31,451,700

PHARMACEUTICALS - 1.2%
Perrigo Co.	243,700	25,352,111

REAL ESTATE MANAGEMENT & SERVICES - 2.1%
Jones Lang LaSalle, Inc.	500,000	41,970,000

RESTAURANTS - 1.0%
Cracker Barrel Old Country Store, Inc.	318,000	20,434,680

RETAIL - 15.3%
AutoZone, Inc.*	89,500	31,721,485
Bed Bath & Beyond, Inc.*	686,000	38,354,260

	Shares	Value

RETAIL (continued)
Coach, Inc.	535,870	$29,746,144
Dollar Tree, Inc.*	654,900	26,562,744
DSW, Inc. Class A	481,000	31,596,890
Family Dollar Stores, Inc.	148,000	9,384,680
Mattel, Inc.	1,224,205	44,830,387
PetSmart, Inc.	884,615	60,454,589
Sally Beauty Holdings, Inc.*	902,300	21,267,211
Tumi Holdings, Inc.*	759,900	15,843,915

		309,762,305

TECHNOLOGY - 5.9%
Autodesk, Inc.*	590,300	20,867,105
Trimble Navigation, Ltd.*	1,032,495	61,722,551
Zebra Technologies Corp. Class A*	946,500	37,178,520

		119,768,176

TECH-SOFTWARE - 7.4%
ANSYS, Inc.*	337,800	22,747,452
Citrix Systems, Inc.*	461,000	30,310,750
MICROS Systems, Inc.*	461,000	19,564,840
Solera Holdings, Inc.	768,700	41,102,389
Teradata Corp.*	566,700	35,073,063

		148,798,494

TRUCKING - 1.6%
J.B. Hunt Transport Services, Inc.	538,800	32,171,748

TOTAL COMMON STOCKS - 94.0% (Cost $1,525,764,921)		1,901,709,355

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 2.5%
U.S. Treasury Bill @ .106%** due 01/24/13 (Face Value $40,000,000)	$39,997,317
U.S. Treasury Bill @ .020%** due 03/21/13 (Face Value $10,000,000)	9,999,300

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $49,996,878)	49,996,617

TOTAL INVESTMENTS - 96.5% (Cost $1,575,761,799)	1,951,705,972

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%	70,133,595

NET ASSETS - 100.0%	$2,021,839,567

*	Non-income producing securities
**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund

Schedule of Investments

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.1%

AEROSPACE & DEFENSE - 1.4%
Orbital Sciences Corp.*	694,400	$9,561,888

AGRICULTURE - 2.2%
Monsanto Co.	152,100	14,396,265

AIR FREIGHT & LOGISTICS - 0.4%
UTi Worldwide, Inc.	180,000	2,412,000

APPAREL - 3.0%
Gildan Activewear, Inc. (Canada)	272,500	9,968,050
Maidenform Brands, Inc.*	508,400	9,908,716

		19,876,766

AUTOMOTIVE WHOLESALE SERVICES - 3.3%
LKQ Corp.*	1,046,800	22,087,480

BANKING-COMMERCIAL - 1.6%
Associated Banc-Corp.	783,600	10,280,832

BUSINESS SERVICES - 1.3%
Cintas Corp.	206,000	8,425,400

CONSULTING SERVICES - 2.1%
Huron Consulting Group, Inc.*	415,700	14,004,933

DIVERSIFIED FINANCIAL SERVICES - 6.0%
Broadridge Financial Solutions, Inc.	910,400	20,829,952
Equifax, Inc.	359,000	19,429,080

		40,259,032

DIVERSIFIED OPERATIONS - 1.6%
Koninklijke Philips Electronics N.V. (Netherlands)	400,600	10,631,924

	Shares	Value

ENERGY - 4.0%
Energen Corp.	154,100	$6,948,369
EOG Resources, Inc.	120,000	14,494,800
Ultra Petroleum Corp.*	303,700	5,506,081

		26,949,250

FOOD - 2.9%
Flowers Foods, Inc.	570,000	13,263,900
Lancaster Colony Corp.	85,900	5,943,421

		19,207,321

HEALTH CARE PRODUCTS - 2.2%
Haemonetics Corp.*	354,600	14,481,864

HEALTH CARE SERVICES - 1.9%
ICON Plc ADR* (Ireland)	461,000	12,797,360

HOME IMPROVEMENT RETAIL - 1.8%
Sherwin-Williams Co. (The)	76,000	11,690,320

HOUSEHOLD APPLIANCES - 1.7%
Stanley Black & Decker, Inc.	149,790	11,079,966

INDUSTRIAL - 6.5%
Aecon Group, Inc. (Canada)	540,600	5,788,067
Flowserve Corp.	125,300	18,394,040
Lennox International, Inc.	212,900	11,181,508
Xylem, Inc.	290,000	7,859,000

		43,222,615

INDUSTRIAL CONGLOMERATES - 1.0%
Air Products & Chemicals, Inc.	81,300	6,830,826

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 3.1%
Ritchie Bros. Auctioneers, Inc. (Canada)	518,200	$10,825,198
W.W. Grainger, Inc.	47,500	9,612,575

		20,437,773

INSURANCE - 1.3%
Arthur J Gallagher & Co. (Canada)	252,000	8,731,800

LEISURE & AMUSEMENT - 6.9%
Bally Technologies, Inc.*	286,700	12,818,357
Carnival Corp.	362,700	13,336,479
International Speedway Corp. Class A	242,000	6,684,040
Polaris Industries, Inc.	159,000	13,379,850

		46,218,726

METALS - 2.1%
Newmont Mining Corp.	304,000	14,117,760

OFFICE SERVICES & SUPPLIES - 2.3%
Steelcase, Inc. Class A	1,182,000	15,058,680

PHARMACEUTICALS - 1.0%
BioMarin Pharmaceutical, Inc.*	131,400	6,471,450

RAILROADS - 3.9%
GATX Corp.	301,000	13,033,300
Union Pacific Corp.	103,800	13,049,736

		26,083,036

REAL ESTATE - 1.8%
Alexander & Baldwin, Inc.*	411,200	12,076,944

RESTAURANTS - 1.1%
Denny’s Corp.*	1,508,600	7,361,968

	Shares	Value

RETAIL - 5.5%
Aeropostale, Inc.*	662,100	$8,613,921
Costco Wholesale Corp.	161,900	15,990,863
Mattel, Inc.	331,800	12,150,516

		36,755,300

SEMICONDUCTORS - 2.9%
Linear Technology Corp.	256,400	8,794,520
Power Integrations, Inc.	311,800	10,479,598

		19,274,118

STORAGE - 1.3%
Mobile Mini, Inc.*	409,400	8,527,802

TECHNOLOGY - 9.0%
Autodesk, Inc.*	85,600	3,025,960
Brocade Communications Systems, Inc.*	1,835,100	9,781,083
Corning, Inc.	543,000	6,852,660
Cree, Inc.*	107,000	3,635,860
eBay, Inc.*	256,500	13,086,630
Verint Systems, Inc.*	422,600	12,407,536
Zebra Technologies Corp. Class A*	284,300	11,167,304

		59,957,033

TECH-SOFTWARE - 1.6%
Citrix Systems, Inc.*	161,800	10,638,350

TRANSPORTATION - 1.8%
Matson, Inc.	488,100	12,065,832

UTILITIES - 2.6%
Hawaiian Electric Industries, Inc.	699,375	17,582,288

TOTAL COMMON STOCKS - 93.1% (Cost $485,914,461)		619,554,902

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund

Schedule of Investments (continued)

December 31, 2012 (Unaudited)

Value

U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bill @ .020%** due 03/21/13 (Face Value $15,000,000)	$14,998,950

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $14,999,342)	14,998,950

TOTAL INVESTMENTS - 95.4% (Cost $500,913,803)	634,553,852

CASH AND OTHER ASSETS, LESS LIABILITIES - 4.6%	30,903,849

NET ASSETS - 100.0%	$665,457,701

ADR - American Depositary Receipt

*	Non-income producing securities

**	Annualized yield at date of purchase

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Assets and Liabilities

December 31, 2012 (Unaudited)

	Equity Income Fund	Growth Fund	Value Fund
ASSETS

Investments (Cost $21,727,427, $1,575,761,799 and $500,913,803 respectively)	$23,907,914	$1,951,705,972	$634,553,852
Cash	1,335,170	58,725,534	31,197,736
Receivable for:
Capital shares purchased	50	1,483,823	4,281,031
Securities sold	—	18,381,907	127,366
Dividends	36,801	88,000	380,697
Interest	58	2,077	1,808
Prepaid and other expenses	25,471	71,161	31,893

TOTAL ASSETS	25,305,464	2,030,458,474	670,574,383

LIABILITIES

Payable for:
Capital shares sold	245	6,941,661	1,063,826
Securities purchased	—	—	3,283,724

Accrued expenses:
Investment advisory fees	12,225	1,344,745	567,179
Pricing fees	3,953	50,519	14,133
Professional fees	33,767	94,340	80,413
Transfer agent fees	3,918	159,193	107,407
Other payables and accrued expenses	3,500	28,449	—

TOTAL LIABILITIES	57,608	8,618,907	5,116,682

NET ASSETS	$25,247,856	$2,021,839,567	$665,457,701

Capital shares issued and outstanding, par value $0.01 (500,000,000, 500,000,000 and 500,000,000 shares authorized, respectively)	2,332,483	50,823,265	20,249,713

Net asset value per share (offering and redemption price)	$10.82	$39.78	$32.86

Net Assets consist of:
Paid in capital	$25,928,197	$1,613,033,471	$647,800,714
Accumulated net realized gain (loss) on investments and foreign currency translations	(3,043,496)	34,107,868	(118,118,086)
Net unrealized appreciation on investments and foreign currency translations	2,180,487	375,944,173	133,639,754
Undistributed (distributions in excess of) net investment income	182,668	(1,245,945)	2,135,319

	$25,247,856	$2,021,839,567	$665,457,701

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Operations

For the Six Months Ended December 31, 2012 (Unaudited)

	Equity Income Fund	Growth Fund	Value Fund
INVESTMENT INCOME

Dividends	$474,749	$13,657,828	$6,164,438
Foreign tax withholding	—	(49,733)	(33,051)
Interest	341	51,671	14,538

Total investment income	475,090	13,659,766	6,145,925

EXPENSES

Investment advisory fees	128,018	8,678,688	3,418,148
Custodian fees	3,680	116,656	34,040
Directors’ fees and expenses	1,000	177,329	54,352
Pricing fees	12,880	125,672	41,952
Professional fees	36,969	400,017	135,976
Registration and filing fees	18,032	31,207	22,314
Reports to shareholders	5,180	153,595	53,693
Transfer agent fees	8,648	352,912	239,200
Miscellaneous expenses	463	36,236	10,795

Total expenses	214,870	10,072,312	4,010,470

Fees waived by Adviser (Note 2)	(43,909)	—	—

Net expenses	170,961	10,072,312	4,010,470

Net investment income	304,129	3,587,454	2,135,455

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS

Net realized gain on investments	1,337,041	195,497,842	41,955,138
Net realized loss on foreign currency related transactions	—	—	(304)
Net change in unrealized appreciation/depreciation on investments	(573,021)	(115,857,721)	6,611,222
Net change in unrealized appreciation/depreciation on foreign currency related translations	—	—	(295)

Net realized and unrealized gain on investments and foreign currency related translations	764,020	79,640,121	48,565,761

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,068,149	$83,227,575	$50,701,216

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Changes in Net Assets

	Equity Income Fund		Growth Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
OPERATIONS

Net investment income	$304,129	$716,129	$3,587,454	$5,425,699
Net realized gain on investments	1,337,041	1,247,536	195,497,842	182,254,242
Net change in unrealized depreciation on investments	(573,021)	(1,059,666)	(115,857,721)	(132,481,769)

Net increase in net assets from operations	1,068,149	903,999	83,227,575	55,198,172

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(639,477)	(666,723)	(6,998,620)	(3,952,996)
Distributions from net realized capital gains	—	—	(312,973,113)	(179,546,182)

Net distributions	(639,477)	(666,723)	(319,971,733)	(183,499,178)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	166,944	1,755,274	106,997,626	606,354,021
Reinvestment of distributions	626,539	661,090	308,101,399	177,474,961
Redemption fees	—	3,282	47,650	172,598
Less: redemptions of shares	(6,718,035)	(7,556,784)	(640,646,783)	(786,698,568)

Decrease resulting from capital share transactions	(5,924,552)	(5,137,138)	(225,500,108)	(2,696,988)

Total decrease in net assets	(5,495,880)	(4,899,862)	(462,244,266)	(130,997,994)

NET ASSETS

Beginning of period	30,743,736	35,643,598	2,484,083,833	2,615,081,827

End of period	$25,247,856	$30,743,736	$2,021,839,567	$2,484,083,833

Undistributed (distributions in excess of) net investment income at end of period	$182,668	$518,016	$(1,245,945)	$2,165,221

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Statements of Changes in Net Assets

	Value Fund
	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012
OPERATIONS

Net investment income	$2,135,455	$2,282,603
Net realized gain on investments and foreign currency related transactions	41,954,834	67,572,308
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,610,927	(51,595,129)

Net increase in net assets from operations	50,701,216	18,259,782

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from ordinary income	(2,282,630)	(3,256,492)

Net distributions	(2,282,630)	(3,256,492)

CAPITAL SHARE TRANSACTIONS

Proceeds from sales of shares	5,383,210	17,262,910
Reinvestment of distributions	2,219,386	3,188,208
Redemption fees	1,234	8,236
Less: redemptions of shares	(79,212,175)	(216,127,160)

Decrease resulting from capital share transactions	(71,608,345)	(195,667,806)

Total decrease in net assets	(23,189,759)	(180,664,516)

NET ASSETS

Beginning of period	688,647,460	869,311,976

End of period	$665,457,701	$688,647,460

Undistributed net investment income at end of period	$2,135,319	$2,282,494

The accompanying notes are an integral part of the financial statements.

Meridian Equity Income Fund

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Fiscal Year Ended June 30,								For the fiscal period from January 31, 2005 through June 30, 2005+
			2012	2011		2010	2009	2008	2007	2006
Net Asset Value - Beginning of Period	$10.71		$10.61	$8.51		$6.88	$10.37	$13.14	$11.05	$10.10	$10.00

Income (Loss) from Investment Operations

Net Investment Income	0.12	[1]	0.22 [1]	0.20	[1]	0.19 [1]	0.22 [1]	0.24 [1]	0.18	0.15	0.06
Net Gains (Losses) on Investments (both realized and unrealized)	0.27		0.09	2.11		1.63	(2.96)	(2.25)	2.19	0.93	0.04

Total From Investment Operations	0.39		0.31	2.31		1.82	(2.74)	(2.01)	2.37	1.08	0.10

Less Distributions

Distributions from Net Investment Income	(0.28)		(0.21)	(0.21)		(0.19)	(0.22)	(0.22)	(0.17)	(0.12)	0.00
Distributions from Net Realized Capital Gains	0.00		0.00	0.00		0.00	(0.53)	(0.54)	(0.11)	(0.01)	0.00

Total Distributions	(0.28)		(0.21)	(0.21)		(0.19)	(0.75)	(0.76)	(0.28)	(0.13)	0.00

Net Asset Value - End of Period	$10.82		$10.71	$10.61		$8.51	$6.88	$10.37	$13.14	$11.05	$10.10

Total Return	3.63%	[2]	3.09%	27.30%		26.44%	(26.75% )	(15.84% )	21.61%	10.75%	1.00%	[2]

Ratios/Supplemental Data

Net Assets, End of Period (000’s)	$25,248		$30,744	$35,644		$24,937	$20,719	$33,519	$43,188	$25,451	$8,412

Ratio of Expenses to Average Net Assets
Before fees waived	1.57%	[3]	1.41%	1.25%		1.30%	1.43%	1.25% [5]	1.29%	1.67%	3.96%	[3]
After fees waived[6]	1.25%	[3]	1.25%	1.25%	[4]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	[3]

Ratio of Net Investment Income to Average Net Assets
After fees waived	2.22%	[3]	2.17%	2.04%		2.27%	2.73%	2.02%	1.64%	1.80%	2.11%	[3]

Portfolio Turnover Rate	26%	[2]	31%	29%		63%	49%	62%	37%	60%	25%	[2]

+	The Fund commenced investment operations on January 31, 2005.

[1]	Per share net investment income has been calculated using the average daily shares method.

[2]	Not Annualized.

[3]	Annualized.

[4]	Includes fees waived, which were less than 0.01%.

[5]	The Advisor recouped $4,849 during the fiscal year ended June 30, 2008, representing previously reimbursed expenses. Had such payment not been made, the expense ratio would have been 1.24%.

[6]	See note 2 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Growth Fund

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Fiscal Year Ended June 30,
			2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Net Asset Value - Beginning of Period	$45.06		$47.61	$33.94	$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24	$28.10

Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.07	[1]	0.10 [1]	0.08 [1]	0.08 [1]	0.15 [1]	0.05 [1]	0.04	(0.01)	(0.07)	(0.04)	(0.08)
Net Gains (Losses) on Investments (both realized and unrealized)	1.68		0.69	13.67	6.11	(4.68)	(5.56)	7.29	3.58	1.02	9.10	(0.11)

Total From Investment Operations	1.75		0.79	13.75	6.19	(4.53)	(5.51)	7.33	3.57	0.95	9.06	(0.19)

Less Distributions
Distributions from Net Investment Income	(0.15)		(0.07)	(0.07)	(0.12)	(0.09)	(0.05)	(0.01)	0.00	0.00	0.00	(0.06)
Distributions from Net Realized Capital Gains	(6.88)		(3.27)	(0.01)	0.00	(1.09)	(3.58)	(3.12)	(0.80)	(0.56)	(0.92)	(0.61)
Distributions from Paid in Capital Distribution	0.00		0.00	0.00	(0.02)	(0.00)[2]	0.00	0.00	0.00	0.00	0.00	0.00

Total Distributions	(7.03)		(3.34)	(0.08)	(0.14)	(1.18)	(3.63)	(3.13)	(0.80)	(0.56)	(0.92)	(0.67)

Net Asset Value - End of Period	$39.78		$45.06	$47.61	$33.94	$27.89	$33.60	$42.74	$38.54	$35.77	$35.38	$27.24

Total Return	3.73%	[3]	2.45%	40.51%	22.18%	(13.01% )	(13.80% )	19.69%	10.08%	2.65%	33.65%	(0.20% )

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$2,021,840		$2,484,084	$2,615,082	$1,438,266	$1,197,656	$1,516,015	$2,066,750	$1,689,374	$1,693,564	$1,273,302	$448,393
Ratio of Expenses to Average Net Assets	0.88%	[4]	0.85%	0.81%	0.84%	0.86%	0.84%	0.84%	0.85%	0.86%	0.88%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.31%	[4]	0.22%	0.18%	0.24%	0.52%	0.13%	0.11%	(0.03% )	(0.21% )	(0.21% )	(0.47% )
Portfolio Turnover Rate	18%	[3]	25%	26%	37%	35%	39%	40%	29%	32%	19%	27%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]	Distribution includes a return of capital that rounds to less than $.01 per share.

[3]	Not Annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Value Fund, Inc.

Financial Highlights

Selected data for each share of capital stock outstanding throughout each period

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Fiscal Year Ended June 30,
			2012		2011	2010	2009	2008	2007	2006	2005	2004	2003
Net Asset Value - Beginning of Period	$30.60		$29.59		$22.80	$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65	$30.34

Income (Loss) from Investment Operations
Net Investment Income (Loss)	0.10	[1]	0.09	[1]	0.10 [1]	0.07 [1]	0.22 [1]	0.15 [1]	0.41	0.18	0.19	0.00	(0.03)
Net Gains (Losses) on Investments (both realized and unrealized)	2.27		1.05	[2]	6.77	2.45	(7.80)	(3.12)	7.74	2.45	2.96	8.70	1.34

Total From Investment Operations	2.37		1.14		6.87	2.52	(7.58)	(2.97)	8.15	2.63	3.15	8.70	1.31

Less Distributions
Distributions from Net Investment Income	(0.11)		(0.13)		(0.08)	(0.25)	0.00	(0.35)	(0.41)	(0.32)	(0.28)	0.00	0.00
Distributions from Net Realized Capital Gains	0.00		0.00		0.00	0.00	(1.32)	(6.04)	(5.09)	(4.28)	(5.11)	0.00	0.00

Total Distributions	(0.11)		(0.13)		(0.08)	(0.25)	(1.32)	(6.39)	(5.50)	(4.60)	(5.39)	0.00	0.00

Net Asset Value - End of Period	$32.86		$30.60		$29.59	$22.80	$20.53	$29.43	$38.79	$36.14	$38.11	$40.35	$31.65

Total Return	7.75%	[3]	3.89%	[2]	30.13%	12.20%	(25.72% )	(8.82% )	23.90%	7.35%	8.00%	27.49%	4.32%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$665,458		$688,647		$869,312	$802,936	$831,572	$1,319,186	$1,819,440	$1,686,874	$2,271,478	$2,226,590	$1,456,552
Ratio of Expenses to Average Net Assets	1.17%	[4]	1.14%		1.09%	1.09%	1.12%	1.09%	1.08%	1.09%	1.08%	1.09%	1.11%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.62%	[4]	0.31%		0.37%	0.27%	0.97%	0.44%	0.59%	0.49%	0.48%	0.01%	(0.12%	)
Portfolio Turnover Rate	23%	[3]	20%		38%	45%	87%	61%	75%	58%	59%	81%	60%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.

[2]

Includes a gain resulting from litigation payments on securities owned in a prior year. Without these gains, the net realized gains on investments per share would have been $0.99, and the return would have been 3.69%.

[3]	Not Annualized.

[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

Meridian Fund, Inc.

Notes to Financial Statements

For the Six Months Ended December 31, 2012 (Unaudited)

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds”) is comprised of the Meridian Equity Income Fund (the “Equity Income Fund”), the Meridian Growth Fund (the “Growth Fund”) and the Meridian Value Fund (the “Value Fund”). The Equity Income Fund, the Growth Fund and the Value Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as no-load, diversified, open-end management investment companies. The Equity Income Fund began operations and was registered on January 31, 2005. The Growth Fund began operations and was registered on August 1, 1984. The Value Fund began operations on February 10, 1994 and was registered on February 7, 1994.

The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.

The primary investment objective of the Growth Fund is to seek long-term growth of capital.

The primary investment objective of the Value Fund is to seek long-term growth of capital.

The following is a summary of significant accounting policies for all of the Funds:

a.	Investment Valuations: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

b.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required.

c.	Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

d.	Cash and Cash Equivalents: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account, which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

e.	Expenses: Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to the Funds are generally allocated to each Fund in proportion to their relative net assets.

f.	Use of Estimates: The preparation of financial statements in accordance with accounting principals generally accepted in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and revenue and expenses at the date of the financial statements. Actual amounts could differ from those estimates.

g.	Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

h.	Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

i.	Foreign Currency Translation: Securities denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of such securities and related dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments as reported in the Statement of Operations.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

j.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of December 31, 2012 is as follows:

Valuation Inputs	Equity Income Fund	Growth Fund	Value Fund
Level 1 - Quoted Prices*	$23,907,914	$1,901,709,355	$619,554,902
Level 2 - Other Significant Observable Inputs**	—	49,996,617	14,998,950
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$23,907,914	$1,951,705,972	$634,553,852

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

During the six months ended December 31, 2012 there were no reportable transfers between levels.

2.	Related Parties: Effective July 13, 2012, the Meridian Funds, on behalf of each Fund, entered into a new Investment Management Agreement and Service Agreement with the Adviser (the “Management Agreement”). The Funds’ Board, and each Fund’s shareholders, approved, among other matters, the Management Agreement with the Adviser. Please see the Board Consideration of Proposed Management Agreement (unaudited) and Shareholder Meeting Results (unaudited) sections in the June 30, 2012 Annual Report to Shareholders for additional information.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

Prior to his death on February 16, 2012, Richard F. Aster, Jr. owned approximately 96% of the Adviser. In connection with his death, Mr. Aster’s ownership interest in the Adviser, among other assets, was transferred (the “Transfer”) to a trust (the “Trust”). First Republic Trust Company (“First Republic”), as a co-trustee of the Trust, has sole authority to act under the Trust agreement with respect to the Trust’s ownership interest in the Adviser. In this regard, First Republic has the authority, on behalf of the Trust, without limitation, to make all decisions regarding the Trust’s ownership interest in the Adviser, as well as the administration, management and operations of the Adviser. First Republic has advised that it is considering its options with respect to its holdings of shares of the Adviser, and First Republic has indicated that it has hired an independent financial adviser to assist it in identifying and evaluating potential options. A transfer by the Trust of some or all of its shares in the Adviser may result in a change of control of the Adviser, thereby requiring shareholder approval of a new management agreement.

The Funds were previously managed by the Adviser under an Investment Management Agreement, Power of Attorney and Service Agreement, dated November 1, 2000 (for the Growth Fund and the Value Fund), and an Investment Management Agreement, dated January 31, 2005 (for the Equity Income Fund) (together, the “Previous Management Agreements”). The Management Agreement has the same fee rates as, and is otherwise substantially similar to, the Previous Management Agreements for each Fund. None of the differences between the Management Agreement and the Previous Management Agreements are considered to be material in nature.

The Adviser receives from the Equity Income Fund, as compensation for its services, an annual fee of 1% of the first $10,000,000 of the Equity Income Fund’s net assets, 0.90% of the next $20,000,000 of the Equity Income Fund’s net assets, 0.80% of the next $20,000,000 of the Equity Income Fund’s net assets and 0.70% of the Equity Income Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Growth Fund, as compensation for its services, an annual fee of 1% of the first $50,000,000 of the Growth Fund’s net assets and 0.75% of the Growth Fund’s net assets in excess of $50,000,000. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser receives from the Value Fund, as compensation for its services, an annual fee of 1% of the Value Fund’s net assets. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

The Adviser voluntarily agreed to waive its fee and reimburse expenses, to the extent that total annual operating expenses for the Equity Income Fund exceeds 1.25%. With respect to these limits, the Adviser waived fees in the amount of $43,909 for the Equity Income Fund during the six months ended December 31, 2012.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

For a period not to exceed three years from the date on which a waiver or reimbursement of expenses in excess of the expense limitation is made by the Adviser, the Equity Income Fund will carry forward, and may repay the Adviser such amounts; provided the Fund is able to effect such reimbursement and maintain the expense limitation.

At December 31, 2012, the balance of carried forward recoupable expenses along with the year of expiration for the Equity Income Fund was:

Amount	Expiration
$12,855	2013
1,193	2014
52,027	2015
43,909	2016

Subject to the approval of the Board, the Fund may repay the Adviser the amount of its reimbursement for the Equity Income Fund for up to three years following the reimbursement to the extent the Equity Income Fund’s expenses drop below 1.25%, after giving effect to repayment by the Fund. Either the Fund or the Adviser can modify or terminate this arrangement at any time.

The Richard F. Aster, Jr. Trust owns the majority of the shares of the Adviser. Beneficial ownership in the Funds by the Richard F. Aster, Jr. Trust as of December 31, 2012 were as follows:

Equity Income Fund	73.26%
Growth Fund	0.88%
Value Fund	2.57%

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

3.	Capital Shares Transactions: Transactions in capital shares for the six months ended December 31, 2012 and the fiscal year ended June 30, 2012 were as follows:

	Equity Income Fund
	December 31, 2012	June 30, 2012
Increase in Fund shares:
Shares sold	15,238	168,446
Shares issued from reinvestment of distributions	57,323	66,844

	72,561	235,290
Shares redeemed	(611,273)	(722,117)

Net decrease	(538,712)	(486,827)

	Growth Fund
	December 31, 2012	June 30, 2012
Increase in Fund shares:
Shares sold	2,389,060	13,733,443
Shares issued from reinvestment of distributions	7,664,214	4,381,018

	10,053,274	18,114,461
Shares redeemed	(14,357,864)	(17,918,599)

Net increase (decrease)	(4,304,590)	195,862

	Value Fund
	December 31, 2012	June 30, 2012
Increase in Fund shares:
Shares sold	169,457	601,947
Shares issued from reinvestment of distributions	67,213	117,473

	236,670	719,420
Shares redeemed	(2,493,825)	(7,589,319)

Net decrease	(2,257,155)	(6,869,899)

4.	Directors and Officers: Certain Directors and/or Officers of the Funds are also Directors and/or Officers of the Adviser. The sole Director and acting Chief Executive Officer of the Adviser is a Director of the Funds and is a minority shareholder of the Adviser. Directors and Officers of the Funds who are Directors and/or Officers of the Adviser receive no compensation from the Funds.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

Each Non-Interested Director is paid an annual fee set at $40,000. An additional $5,000 is paid to each Non-Interested Director for attendance at each in-person meeting of the Board and an additional $1,000 is paid to each Non-Interested Director for participating in a telephonic meeting of the Board. An additional $3,000 is paid to each member of the Audit or Governance Committee of the Board for attendance at an in-person Audit or Governance Committee meeting and an additional $1,000 is paid to each member of the Audit or Governance Committee of the Board for participating in a telephonic Audit or Governance Committee meeting.

An additional $10,000 is paid to the Chairman of the Board and the Chairman of a Committee of the Board. The Chairman of the Board also receives an additional $2,500 for attending each in-person meeting of the Board. The Chairman of a Committee receives an additional $2,000 for attending each in person Committee meeting.

5.	Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the six months ended December 31, 2012, were as follows:

	Purchases	Proceeds from Sales
Equity Income Fund	$6,757,704	$13,027,489
Growth Fund	375,814,398	911,743,005
Value Fund	145,622,720	193,180,639

6.	Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions made during the fiscal years ended June 30, 2012 is as follows:

	2012 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Equity Income Fund	$666,723	$—	$666,723
Growth Fund	4,922,849	178,576,329	183,499,178
Value Fund	3,256,492	—	3,256,492

7.	Federal Income Taxes Information: Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Meridian Fund, Inc.

Notes to Financial Statements (continued)

For the Six Months Ended December 31, 2012 (Unaudited)

The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, at December 31, 2012 is as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Equity Income Fund	$21,727,427	$2,641,233	$(460,746)	$2,180,487
Growth Fund	1,575,761,799	399,693,078	(23,748,905)	375,944,173
Value Fund	500,913,803	148,237,535	(14,597,781)	133,639,754

As of June 30, 2012 the Funds had capital loss carry forwards available to offset future realized capital gains through the indicated expiration dates:

	Amount	Expires
Equity Income Fund	$4,369,979	2018
Value Fund	156,963,829	2018

Under the Regulated Investment Company Modernization Act of 2010, the eight-year limit on the carry forward and use of capital losses was eliminated and capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, losses incurred after June 30, 2011 will retain their character as either a short-term or long-term capital loss on the first day of the next taxable year and must be utilized prior to the losses incurred in pre-enactment taxable years.

8.	Concentration and Market Risk: Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

The value of a Fund’s stock investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions.

From time to time, the Funds may have individual shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. In this regard, as indicated in Note 2 Related Parties, the Richard F. Aster, Jr. Trust owned 73.26% of the Meridian Equity Income Fund as of December 31, 2012.

9.	Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Meridian Fund, Inc.

Additional Information

For the Six Months Ended December 31, 2012 (Unaudited)

1.	Proxy Voting Record and Proxy Voting Policies and Procedures: A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities along with information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) without charge, upon request, by calling (800) 446-6662; (ii) on our website at http://www.meridianfund.com; and (iii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

2.	Information on Form N-Q: The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

MERIDIAN FUND, INC.

This report is submitted for

the information of shareholders of

Meridian Fund, Inc. It is not

authorized for distribution to

prospective investors unless

preceded or accompanied by an

effective prospectus.

Officers and Directors

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

RONALD ROTTER

MICHAEL STOLPER

Directors

GREGG B. KEELING

Acting President

Chief Financial Officer

Treasurer, Secretary and

Chief Compliance Officer

Custodian

THE BANK OF NEW YORK MELLON

New York, New York

Transfer Agent and Disbursing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

King of Prussia, Pennsylvania

(800) 446-6662

Counsel

GOODWIN PROCTER LLP

Washington, D.C.

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

San Francisco, California

MERIDIAN EQUITY INCOME FUND®

MERIDIAN GROWTH FUND®

MERIDIAN VALUE FUND®

SEMI-ANNUAL REPORT

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

December 31, 2012

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ Gregg B. Keeling
Gregg B. Keeling, Acting President, CFO & Treasurer (principal executive officer and principal financial officer)

Date	3/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregg B. Keeling
Gregg B. Keeling, Acting President, CFO & Treasurer (principal executive officer and principal financial officer)

Date	3/4/13

*	Print the name and title of each signing officer under his or her signature.